Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Suncor Energy Ventures Corporation
Disclosure of subsidiaries
Ownership by subsidiaries (as a percent)	36.74%
Suncor Energy Ventures Partnership
Disclosure of subsidiaries
Ownership by subsidiaries (as a percent)	22.00%